10. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Stock issued for services, value	$ 112,500
Stock issued for cash, shares	725,000	785,000
Stock issued for cash, value	$ 725,000	$ 535,000
FMW Media Works [Member]
Stock issued for services, shares	50,000
Stock issued for services, value	$ 52,500
Nationwide EZ Cash Flow [Member]
Stock issued for services, shares	100,000
Stock issued for services, value	$ 60,000